CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY /DEFICIT - USD ($)	Total	Previously Reported	Revision of Prior Period, Adjustment	Common Stock Outstanding	Common Stock Outstanding Previously Reported	Common Stock Outstanding Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	112,558,444	25,729,542	86,828,902
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408,000	$ 394,408,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F Preferred Stock, net of issuance cost (in shares)	15,898,496
Issuance of Series F Preferred Stock, net of issuance cost of $0	$ 83,073,000
Exercise of warrants (in shares)	691,453
Exercise of a warrant, Series C and D Preferred Stock	$ 3,150,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631,000	$ 480,631,000
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020				7,246,285	1,656,415	5,589,870
Balance at the beginning at Dec. 31, 2020	(311,216,000)	(311,216,000)	$ 0	$ 1,000	$ 0	$ 1,000	$ 18,817,000	$ 18,818,000	$ (1,000)	$ (333,200,000)	$ (333,200,000)	$ 3,166,000	$ 3,166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,531,000						2,531,000
Repurchase of equity instruments	(396,000)						(396,000)
Net loss	(46,689,000)									(46,689,000)
Issuance of common stock upon exercise of options (in shares)				1,970,875
Issuance of common stock upon exercise of options	758,000						758,000
Foreign currency translation	95,000											95,000
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021				9,217,160	2,106,934	7,110,226
Balance at the end at Dec. 31, 2021	(354,917,000)	$ (354,917,000)	$ 0	$ 1,000	$ 0	$ 1,000	21,710,000	21,711,000	(1,000)	(379,889,000)	(379,889,000)	3,261,000	3,261,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance costs	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2022	$ 480,631,000	$ 480,631,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,527,000						2,527,000
Repurchase of equity instruments	(649,000)						(649,000)
Net loss	(76,356,000)									(76,356,000)
Issuance of common stock upon exercise of options (in shares)				1,204,891
Issuance of common stock upon exercise of options	1,194,000						1,194,000
Transfer from foreign currency translation to investment	928,000
Foreign currency translation	$ (1,449,000)											(1,449,000)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the end at Dec. 31, 2022	$ (428,722,000)	$ (428,722,000)	$ 0	$ 1,000	$ 0	$ 1,000	24,782,000	$ 24,783,000	$ (1,000)	(456,245,000)	$ (456,245,000)	2,740,000	$ 2,740,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of warrants (in shares)	594,309
Exercise of a warrant, Series C and D Preferred Stock	$ 5,890,000
In-kind payment of preferred dividend	$ 241,529,000
Conversion of preferred stock into common stock (in shares)	(129,742,702)
Conversion of preferred stock into common stock	$ (728,050,000)
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2023	0
Ending balance, temporary equity at Dec. 31, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	14,957,000						14,957,000
RSA vesting (in shares)				2,535,825
Repurchase of equity instruments (in shares)				(771,141)
Repurchase of equity instruments	(7,650,000)						(7,650,000)
Net loss	$ (134,098,000)									(134,098,000)
Issuance of common stock upon exercise of options (in shares)	1,659,000			1,661,698
Issuance of common stock upon exercise of options	$ 2,550,000						2,550,000
In-kind payment of preferred dividend	(241,529,000)									(241,529,000)
Conversion of preferred stock into common stock (in shares)				153,895,644
Conversion of preferred stock into common stock	728,050,000			$ 15,000			728,035,000
Recapitalization, net of transaction expenses (Note 3) (in shares)				28,898,374
Recapitalization, net of transaction expenses (Note 3)	236,973,000			$ 3,000			236,970,000
Forward Purchase Agreement prepayment	(60,547,000)						(60,547,000)
Reclassification of warrants to equity	4,863,000						4,863,000
Foreign currency translation	$ (376,000)											(376,000)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2023	196,642,451			196,642,451
Balance at the end at Dec. 31, 2023	$ 114,471,000			$ 19,000			$ 943,960,000			$ (831,872,000)		$ 2,364,000